E2 Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Summary of Business Divestments Transactions
Divestments

	2024	2023	2022
Proceeds
Cash and cash equivalents	–	–633	20
Shares in associated companies	–	–	298
Total proceeds	–	–633	318

Net assets disposed of
Property, plant and equipment	–	121	–
Investments in associates	–	–	82
Other assets	–	–	23
Provisions, incl. post-employment benefits	–	–	–42
Other liabilities	–39	35	–101
Total net assets	–39	156	–38

Net gains/losses from divestments 1)	39	–789	356
Shares in associated companies	–	–	–298
Cash flow effect	–	–633	20

1)	Includes net gains/losses for liquidated subsidiares.

Summary of Business Combinations Transactions
Acquisitions 2022–2024

Business	Description	Transaction date
Ericom	An Israel based enterprise cloud security platform provider.	Apr 2023
Vonage	A US based global provider of cloud-based communications.	Jul 2022

Summary of Business Divestments Transactions
Divestments 2022–2024

Business	Description	Transaction date
IoT	IoT accelerator and connected vehicle cloud businesses and related assets.	Mar 2023
Aerialink	A US based company providing premier messaging solutions for business to business communications.	Nov 2022

Acquisitions 2020-2023 [member]
Disclosure of detailed information about business combination [line items]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations
Acquisitions

	2024	2023	2022
Consideration
Purchase price paid on acquisition	–	579	51,297
Deferred consideration/Others 1)	–	–	1,972
Total consideration, all cash and cash equivalents	–	579	53,269

Net assets (liabilities) acquired
Intangible assets	–	306	23,554
Property, plant and equipment	–	1	186
Right-of-use of assets	–	2	334
Cash and cash equivalents	–	7	521
Other assets	–	83	5,344
Provisions, incl. post-employment benefits	–	–	–1,050
Other liabilities	–	–168	–16,916
Total identifiable net assets (liabilities)	–	231	11,973
Goodwill	–	348	41,296
Total	–	579	53,269
Acquisition-related costs 2)	–	36	436

1)
Deferred consideration relates to the pre-combination portion of employee stock awards that were previously granted to Vonage employees, which was paid out post acquisition according to the original award vesting schedule.

2)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.